Segmeng Reporting (Details) - Schedule of segment operating performance measure - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 5,711,681	$ 865,705	$ 401,814
Operating expenses	10,399,101	(2,813,636)	(2,202,161)
Net income (loss) from continuing operations before income taxes	(7,897,572)	(2,122,427)	(932,863)
Net income from discontinued operations before income taxes			28,488,305
Net income (loss)	(8,043,113)	(2,106,600)	27,555,442
Tea shop chains [Member]
Segment Reporting Information [Line Items]
Revenues	358,515	448,000	401,814
Operating expenses	992,884	(1,594,906)	(2,202,161)
Net income (loss) from continuing operations before income taxes	(600,542)	(1,558,038)	(932,863)
Net income from discontinued operations before income taxes			28,488,305
Net income (loss)	(600,652)	(1,558,038)	27,555,442
Distribution of dark tea products [Member]
Segment Reporting Information [Line Items]
Revenues	5,353,166	417,705
Operating expenses	1,619,508	(426,655)
Net income (loss) from continuing operations before income taxes	328,751	(32,301)
Net income from discontinued operations before income taxes
Net income (loss)	183,210	(16,474)
Blockchain business [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses	63,949
Net income (loss) from continuing operations before income taxes	16,044
Net income (loss)	16,044
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating expenses	7,722,760	(792,075)
Net income (loss) from continuing operations before income taxes	(7,641,725)	(532,088)
Net income from discontinued operations before income taxes
Net income (loss)	$ (7,641,725)	$ (532,088)